Business Combination - Schedule of Allocation of Purchase Price in Net Assets Include both Financial and Non Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Nov. 23, 2016 INR (₨)	Nov. 23, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 116,980	$ 1,691.0	₨ 117,584	₨ 125,796
Appirio Inc [member]
Disclosure of detailed information about business combination [line items]
Net assets					₨ 497
Technology platform					347
Customer related intangibles					2,323
Brand					3,148
Alliance relationship					858
Deferred tax liabilities on intangible assets					(2,791)
Total					4,382
Goodwill					28,020
Total purchase price					32,402	$ 475.7
Appirio Inc [member] | Pre acquisition carrying [member]
Disclosure of detailed information about business combination [line items]
Net assets					526
Technology platform					436
Brand					180
Total					1,142
Appirio Inc [member] | Fair value adjustments [member]
Disclosure of detailed information about business combination [line items]
Net assets					(29)
Technology platform					(89)
Customer related intangibles					2,323
Brand					2,968
Alliance relationship					858
Deferred tax liabilities on intangible assets					(2,791)
Total					₨ 3,240
Material acquisitions [member]
Disclosure of detailed information about business combination [line items]
Net assets			5
Customer related intangibles			5,565
Other intangible assets			169
Total			5,739
Goodwill			1,185
Total purchase price			₨ 6,924